EQUITY (Details) - Schedule of Share-based Compensation, Stock Options, Activity (Employee Stock Option [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
EQUITY (Details) - Schedule of Share-based Compensation, Stock Options, Activity [Line Items]
Options Outstanding	3,245,000	2,580,000	2,070,000
Options Outstanding, Weighted Average Exercise Price	$ 0.822	$ 0.544	$ 0.375
Granted	0	705,000	910,000
Granted	$ 0	$ 1.836	$ 0.807
Exercised	(40,000)	20,000	0
Exercised	$ 0.350	$ 0.350	$ 0
Cancelled / Expired	0	(20,000)	(400,000)
Cancelled / Expired	$ 0	$ 0.350	$ 0.350
Options Outstanding	3,205,000	3,245,000	2,580,000
Options Outstanding, Weighted Average Exercise Price	$ 0.833	$ 0.822	$ 0.544